Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

Note 7—Debt

12% Senior Unsecured PIK Notes Due 2018

On June 26, 2013, Eclipse I completed a private placement offering of an initial aggregate principal amount of $300 million, with an additional $100 million notes option, at the discretion of Eclipse I, of 12% Senior Unsecured PIK Notes due in 2018 (the “Senior Unsecured Notes”). The Senior Unsecured Notes were issued at 96% of par and Eclipse I received $280.7 million of net cash proceeds, after deducting the discount to initial purchasers of $12 million and offering expenses of $7.3 million. In December 2013, Eclipse I exercised its option and issued an additional $100 million of Senior Unsecured Notes with the same terms, at par. Eclipse I received $100 million net cash proceeds, as no discounts and $0.2 million of offering expenses were incurred in connection with the exercise of the option. During the three and nine months ended September 30, 2014, the Company amortized $1.0 million and $3.0 million, respectively, of deferred financing costs and debt discount to interest expense using the effective interest method.

The Company has the right to redeem all or a portion of the Senior Unsecured Notes prior to the 2-year anniversary of the final funding date, which the Company refers to as the Non-Call Period, by paying a redemption price equal to 100.0% times a “make whole premium” equal to the greater of 106.0% or an amount computed under the Indenture governing the Senior Unsecured Notes (the “Indenture”) plus accrued and unpaid interest. After the Non-Call Period, the Company may redeem all or a part of the Senior Unsecured Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest:

Year following expiration of the Non-Call Period	Redemption Price
Year 1	106.00%
Year 2	103.00%
Year 3 and thereafter	100.00%

At the Company’s option, for the first 2 semi-annual interest payments following the issue date, interest may be payable by increasing the principal amount of the Senior Unsecured Notes or by issuing payment in kind (“PIK”) securities. At the Company’s option, for the subsequent four semi-annual interest payments thereafter, interest may be payable in the form of 6.0% per annum in cash and 7.0% per annum in PIK securities. Thereafter, interest can only be paid as cash interest. Interest is payable on July 15 and January 15 each year, beginning in January 2014. Interest paid by issuing PIK securities accrues at 13%, interest paid by cash accrues at 12%. The Company elected to settle its accrued interest payable on January 15, 2014 by issuing PIK securities of $22.5 million and settle its accrued interest payable on July 15, 2014 with a cash payment of $25.3 million. As of September 30, 2014, the Company had accrued additional interest in the amount of $10.6 million. The Company capitalized interest expense totaling $3.7 million and $6.3 million for the three and nine months ended September 30, 2014, respectively.

The Company’s obligations under the Senior Unsecured Notes are guaranteed by its 100% owned subsidiaries. The Company may not among other things, directly or indirectly: (1) consolidate or merge with or into another Person (whether or not the Company is the survivor), or (2) sell, assign, transfer, convey, lease or otherwise dispose of all or more than 50% of its properties or assets, in one or more related transactions, to another Person, unless in each case certain restrictive conditions contained in the Indenture are met.

The Indenture requires the Company to be in compliance with certain other covenants, including the prompt payment of interest, including PIK interest, and any and all material taxes, assessments and government levies imposed; timely submission of quarterly and audited annual financial statements, reserve reports, budgets and other notices, and other recurring obligations. The Indenture places restrictions on the Company and its subsidiaries with respect to additional indebtedness, liens, dividends and other payments, investments, acquisitions, mergers, asset dispositions, transactions with affiliates, change of control and other matters. The Company was in compliance with all applicable covenants in the Indenture at September 30, 2014.

The Senior Unsecured Notes are subject to certain events of default. If an event of default occurs and is continuing, the outstanding Senior Notes may, and under certain circumstances, will be accelerated. The purchasers of the Senior Notes are entitled to the benefits of a registration rights agreement pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission to allow for the resale of the Notes under the Securities Act.

As of September 30, 2014, the principal amount outstanding related to the Senior Unsecured Notes was $422.5 million. The fair value of the Senior Unsecured notes as of September 30, 2014 was $484.0 million. This fair value estimate is classified as Level 2 in the fair value hierarchy. The valuation techniques used are industry-standard models that consider various assumptions, including quoted forward rates, time value, volatility factors and current market and contractual rates, as well as other relevant economic measures. Substantially all of the assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace.

Revolving Credit Facility

During the first quarter of 2014, the Company entered into a $500 million senior secured revolving bank credit facility (the “Revolving Credit Facility”) that matures in 2018. Borrowings under the Revolving Credit Facility are subject to borrowing base limitations based on the collateral value of the Company’s proved properties and commodity hedge positions and are subject to quarterly redeterminations through April 1, 2015 and semiannual redeterminations thereafter. At September 30, 2014, the borrowing base was $100 million and the Company had no outstanding borrowings. After considering outstanding letters of credit issued by the Company, totaling $25 million, the Company had available capacity on the Revolving Credit Facility of $75 million at September 30, 2014.

The Revolving Credit Facility is secured by mortgages on substantially all of the Company’s properties and guarantees from the Company’s operating subsidiaries. The Revolving Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company’s election at the time of borrowing. The Company was in compliance with all applicable covenants under the Revolving Credit Facility as of September 30, 2014. Commitment fees on the unused portion of the Revolving Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

Note 6—Debt

12% Senior Unsecured PIK Notes Due 2018

On June 26, 2013, Eclipse I completed a private placement offering of an initial aggregate principal amount of $300 million, with an additional $100 million notes option, at the discretion of the Partnership, of 12% Senior Unsecured PIK Notes due in 2018 (the “Senior Notes”). The Senior Notes were issued at 96% of par and Eclipse I received $280.7 million of net cash proceeds, after deducting the discount to initial purchasers of $12 million and offering expenses of $7.3 million. In December 2013, the Partnership exercised its option and issued an additional $100 million of Senior Notes with the same terms, at par. The Partnership received $100 million net cash proceeds, as no discounts or offering expenses were incurred in connection with the exercise of the option. During the year ended December 31, 2013, Eclipse amortized $1.2 million of the discount to interest expense using the effective interest method.

We have the right to redeem all or a portion of the Senior Unsecured Notes prior to the 2-year anniversary of the final funding date, which we refer to as the Non-Call Period, by paying a redemption price equal to 100.0% times a “make whole premium” equal to the greater of 106.0% or an amount computed under the indenture governing the Senior Unsecured Notes plus accrued and unpaid interest. After the Non-Call Period, we may redeem all or a part of the Senior Unsecured Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest:

Year following expiration of the Non-Call Period	Redemption Price
Year 1	106.00%
Year 2	103.00%
Year 3 and thereafter	100.00%

At the Partnership’s option, for the first 2 semi-annual interest payments following the Issue Date, interest may be payable by increasing the principal amount of the Senior Notes or by issuing payment in kind (“PIK”) securities. At the Partnership’s option, for the subsequent four semi-annual interest payments thereafter, interest may be payable in the form of 6.0% per annum in cash and 7.0% per annum in PIK securities. Thereafter, interest can only be paid as cash interest. Interest is payable on July 15 and January 15 each year, beginning in January 2014. Interest paid by issuing PIK securities accrues at 13%, interest paid by cash accrues at 12%. The Partnership elected to settle its accrued interest payable at December 31, 2013 with PIK Securities on January 15, 2014. The Partnership capitalized interest expense totaling $1.5 million during the year ended December 31, 2013.

The Partnership’s obligations under the Senior Notes are guaranteed by its 100% owned subsidiaries, Oxford. The Partnership may not among other things, directly or indirectly: (1) consolidate or merge with or into another Person (whether or not the Partnership is the survivor), or (2) sell, assign, transfer, convey, lease or otherwise dispose of all or more than 50% of its properties or assets, in one or more related transactions, to another Person, unless in each case certain restrictive conditions contained in the Indenture are met.

The indenture governing the Senior Notes requires the Partnership to be in compliance with certain other covenants, including the prompt payment of interest, including PIK interest; any and all material taxes, assessments and government levies imposed; timely submission of quarterly and audited annual financial statements; reserve reports, budgets; and other notices; along with meeting other recurring obligations. The indenture governing the Senior Notes also places restrictions on Eclipse I and its subsidiaries with respect to additional indebtedness, liens, dividends and other payments, investments, acquisitions, mergers, asset dispositions, transactions with affiliates, change of control and other matters.

The Senior Notes are subject to certain events of default. If an event of default occurs and is continuing, the outstanding Senior Notes may, and under certain circumstances, will be accelerated. The purchasers of the Senior Notes are entitled to the benefits of a registration rights agreement pursuant to which the Partnership agreed to file a registration statement with the Securities and Exchange Commission to allow for the resale of the Notes under the Securities Act. The Partnership was in Compliance with our covenants at December 31, 2013.